INCOME TAXES - Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (97)	$ (200)	$ (75)
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(95)	(204)	(90)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	3	8	8
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (5)	$ (4)	$ 7